Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,049,500
Previously Paid Amount	0
Total Fee Amount	697.34
Total Offset Amount	0
Net Fee	$ 697.34